Stock Options and Stock-based Compensation (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	5,082,750	3,864,750
Shares, Granted	2,404,500	1,768,000
Shares, Exercised	(25,000)	0
Shares, Cancelled or expired	(442,500)	(550,000)
Shares, Outstanding	7,019,750	5,082,750	3,864,750
Shares Exercisable	4,596,467	4,005,583
Weighted Average Exercise Price, Outstanding	$ 1.11	$ 1.42
Weighted Average Exercise Price, Granted	$ 0.55	$ 0.55
Weighted Average Exercise Price, Exercised	$ 0.55	$ 0
Weighted Average Exercise Price, Cancelled or expired	$ 1.11	$ 1.47
Weighted Average Exercise Price, Outstanding	$ 0.92	$ 1.11	$ 1.42
Weighted Average Exercise Price, Exercisable	$ 1.11	$ 1.20
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 8 months 8 days	7 years 7 days	4 years
Weighted Average Remaining Contractual Life (in years), Exercisable	5 years 11 months 12 days	6 years 6 months 7 days